Property and Equipment - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	Apr. 03, 2022	Jan. 02, 2022	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Process equipment	$ 6,636	$ 6,636	$ 4,085
Office equipment	917	918	369
Furniture and fixtures	678	639	65
Leasehold improvements	1,878	1,878	921
Construction in progress	77,899	71,133	29,568
Total property and equipment	88,008	81,204	35,008
Less: Accumulated depreciation	(4,906)	(4,591)	(3,718)
Property and equipment, net	$ 83,102	$ 76,613	$ 31,290